Convertible Notes payable consisted of the following (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Convertible Notes payable consisted of the following
Notes payable at interest rate	6.00%	6.00%
Notes payable	$ 39,375	$ 388,875
Accrued interest	3,955	95,124
Unamortized debt discount	(26,690)	(302,480)
Total long-Term Convertible Notes Payable	$ 16,640	$ 181,519